Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 26, 2012 Ratio	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012
Significant Accounting Policies [Line Items]
Number of shares authorized at incorporation				1,000
Common stock, shares authorized		1,500,000,000	1,500,000,000	1,500,000,000
Preferred stock, shares authorized		10,000,000		10,000,000
Number of shares authorized for stock split	1,004,397.41
Number of share distributed to shareholders by parent company	66,959,894
Debt instrument maturity period		Three months or less
Depreciation and amortization		$ 147,000	$ 163,000
Purchase of common stock		63,847,938
Stock based compensation expense (benefit)		114,000	(79,000)
Insurance coverage revert per depositor		250,000
Distribution ratio, description		One share of RXi common stock for every one share of Galena common stock.
Number of dilutive common shares		0
Predecessor [Member]
Significant Accounting Policies [Line Items]
Purchase of common stock		477,191
Stock based compensation expense (benefit)		$ 283,000	$ 2,111,000
Galena [Member]
Significant Accounting Policies [Line Items]
Number of share distributed to shareholders by parent company	100,439,841
Equipment and furniture [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of assets		3 years
Equipment and furniture [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of assets		5 years